Label	Element	Value
PACE® Mortgage-Backed Securities Fixed Income Investments
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Supplement [Text Block]	ck0000930007_SupplementTextBlock

PACE Select

Prospectus Supplement

PACE® Select Advisors Trust

PACE® Mortgage-Backed Securities Fixed Income Investments

Supplement to the prospectus relating to Class A, Class C and Class Y shares (the "Prospectus") dated November 28, 2015, as supplemented

March 23, 2016

Dear Investor,

The purpose of this supplement is to provide you with updated information regarding each of the above named funds. Effective June 1, 2016, the front-end sales charge (load) imposed on purchases of Class A shares of the funds will decrease at all levels of investment. Also, effective June 1, 2016, the reallowance to selected dealers on purchases as a percentage of the offering price of the funds will decrease at certain levels of investment.

The Prospectus is hereby supplemented accordingly as shown below.

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® Mortgage-Backed Securities Fixed Income Investments
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

All references to the maximum front-end sales charge (load) of 4.50% for PACE Mortgage-Backed Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE International Fixed Income Investments and PACE High Yield Investments are replaced with a maximum front-end sales charge (load) of 3.75%.

All references to the maximum front-end sales charge (load) of 4.50% for PACE Municipal Fixed Income Investments are replaced with a maximum front-end sales charge (load) of 2.25%.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.